Off-balance Sheet Items - Schedule of Credit Exposure (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [abstract]
Agreed Credits	$ 54,380,064	$ 50,012,860
Documentary Export and Import Credits	5,946,482	3,747,888
Guarantees Granted	11,539,426	19,107,614
Liabilities for Foreign Trade Operations	$ 872,522	$ 1,383,759